CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Allowance for doubtful accounts receivable	$ 2,916	$ 1,457
Amounts due from related parties, allowance	0	0
Short-term investments	0	997
Long-term investments	17,382	26,666
Accounts payable	80,768	51,077
Amounts due to related parties	654	2,477
Accrued expenses and other current liabilities	37,527	37,576
Income tax payables	366	508
Short-term bank borrowings	55,728	41,853
Deferred tax liabilities	2,673	3,117
Other non-current liabilities	209	133
Long-term borrowings	59,475	75,241
Non-current operating lease liabilities	$ 1,102	$ 2,007
Ordinary shares, par value	$ 0.0001
Ordinary shares, authorized	405,462,685
Class A Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	9,700,000,000	9,700,000,000
Ordinary shares, outstanding	135,608,316	114,776,364
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, outstanding	99,277,687	117,208,247
Variable Interest Entities
Accounts payable	$ 64,004	$ 48,653
Amounts due to related parties	221	1,587
Accrued expenses and other current liabilities	26,671	26,495
Income tax payables	5	69
Short-term bank borrowings	46,433	39,113
Deferred tax liabilities	2,646	3,015
Long-term borrowings	27,027	35,551
Non-current operating lease liabilities	$ 0	$ 308